Income Taxes Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory U.S. tax rate	35.00%	35.00%	35.00%
Percentage depletion	(3.50%)	(3.70%)	(5.10%)
State and local income taxes, less federal income tax benefit	1.10%	1.10%	1.20%
Foreign earnings subject to different tax rates	(6.70%)	(9.00%)	(6.20%)
Manufacturer’s production deduction and miscellaneous tax credits	(1.30%)	(0.80%)	(0.80%)
Tax on intercompany dividends and deemed dividend for tax purposes	0.40%	1.00%	0.80%
Nondeductible expenses	0.40%	1.00%	0.90%
Changes to unrecognized tax benefits	(0.20%)	(1.90%)	1.10%
Change in valuation allowance	(0.70%)	3.20%	11.50%
Other	(0.60%)	(1.10%)	(0.70%)
Total difference	(11.10%)	(10.20%)	2.70%
Effective tax rate	23.90%	24.80%	37.70%